Condensed Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CURRENT ASSETS
Cash and cash equivalents	$ 38,049,095	$ 57,225,234	$ 69,600,199	$ 38,155,251	$ 29,858,465	$ 11,760,920
Prepaid expenses and other assets	534,037	801,147		2,469,879
TOTAL CURRENT ASSETS	38,583,132	58,026,381		40,625,130
PROPERTY AND EQUIPMENT, NET	1,184,764	861,364		635,776
OTHER ASSETS
Investments	3,413,762	3,405,807		3,405,807
Deposits	30,088	86,203		99,937
TOTAL ASSETS	43,211,746	62,379,755		44,766,650
CURRENT LIABILITIES
Accounts payable	2,004,814	3,150,677		4,864,217
Accrued compensation	463,942	1,597,329		526,022
Other accrued expenses	860,094	2,479,697		1,681,956
Current portion of convertible senior notes	7,593,216			1,111,132
TOTAL CURRENT LIABILITIES	10,922,066	7,227,703		8,183,327
Long-term convertible senior notes		17,336,760		17,436,201
TOTAL LIABILITIES	10,922,066	24,564,463		25,619,528
Capital stock
Capital stock	273,259,236	224,387,737		154,111,063
Accumulated deficit	(240,969,556)	(217,239,148)		(165,630,644)
TOTAL STOCKHOLDERS' EQUITY	32,289,680	7,148,589		(11,519,581)	(14,836,309)	13,826,419
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	43,211,746	31,713,052		14,099,947
Class C special stock
Capital stock
Capital stock	65	391		391
TOTAL STOCKHOLDERS' EQUITY		391		391	391	391
Common stock
Capital stock
Capital stock	273,259,171	224,387,346		154,110,672
TOTAL STOCKHOLDERS' EQUITY		$ 224,387,346		$ 154,110,672	$ 104,597,728	$ 85,732,688